Prepayments and other current assets, net - Schedule of prepayments and other current assets, net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Prepayments and other current assets, net
Value Added Tax ("VAT") recoverable	¥ 37,993		¥ 16,557
Income tax recoverable	5,577		3,033
Prepaid service fees and selling expenses	27,041		10,893
Prepayments to suppliers	9,200		7,940
Deferred charges	6,080		4,651
Deposits for rental	40,736		9,606
Interest receivable	143,523		111,146
Receivable from financial institution	1,866		6,162
Others	61,280		27,147
Prepayments and other current assets	333,296		197,135
Less: allowance for credit losses	(13,818)		(12,044)
Prepayments and other current assets, net	¥ 319,478	$ 45,685	¥ 185,091